Offerings - Offering: 1	Aug. 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $1.00 par value per share
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	97.51
Maximum Aggregate Offering Price	$ 292,530,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 40,398.39
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's Common Stock (the "Common Stock") that become issuable under the Avnet, Inc. 2025 Stock Compensation and Incentive Plan by reason of any stock dividend, stock split, recapitalization or other similar transactions. (2) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, and based upon the average of the high and low prices of the Common Stock on August 10, 2026, as reported on the Nasdaq Global Select Market. (3) The registrant does not have any fee offsets.